Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001356576
Registrant Name	SUPERNUS PHARMACEUTICALS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES